Operating Income - Additional Information (Details) € in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) bond
Disclosure Of Other Income [Line Items]
Total operating income		€ 12,188	€ 3,428
Industrial income recognized		8,790	11
Revenue		12,188	3,428
Research tax credit (CIR)		3,398	3,417
Research tax credit	€ 5,282	€ 8,625		€ 5,282
Genfit | Ipsen
Disclosure Of Other Income [Line Items]
Proportion of ownership interest in associate (as a percent)		8.00%		8.00%
CIR tax credit
Disclosure Of Other Income [Line Items]
Research tax credit (CIR)		€ 3,343	€ 3,244
Ipsen
Disclosure Of Other Income [Line Items]
Licence fee income	80,000
Deferred income	€ 40,000	€ 31,834		€ 40,000
Sale price, clinical trial phase				€ 40,000
Ipsen | Performance obligations satisfied over time
Disclosure Of Other Income [Line Items]
Number of Performance Obligations | bond				4